UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.		Sarah E. Cogan, Esq.
Blank Rome LLP		Simpson Thacher & Bartlett LLP
405 Lexington Ave		425 Lexington Ave
New York, NY 10174		New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1 – Schedule of Investments.

Alpine Global Dynamic Dividend Fund

Schedule of Investments, January 31, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (100.0%)
Australia (7.3%)
ABC Learning Centres Ltd.	1,250,000	$7,474,277
Babcock & Brown Wind Partners	4,000,000	5,156,280
Macquarie Bank Ltd.	86,000	5,408,767
Macquarie Media Group Ltd.	1,000,000	3,564,357
Monadelphous Group Ltd.	500,000	3,634,246
Ramsay Health Care Ltd.	400,000	3,634,246
Transfield Services Ltd.	640,000	4,587,226
Zinifex Ltd.	300,000	3,820,617
		37,280,016
Bermuda (1.2%)
Sealift Ltd. *	1,746,000	3,492,028
Ship Finance International Ltd.	118,100	2,802,513
		6,294,541
Denmark (2.6%)
FLSmidth & Co. A/S	60,000	3,933,016
GN Store Nord	400,000	5,890,784
NKT Holding A/S	40,000	3,516,991
		13,340,791
Finland (9.4%)
Elisa Oyj.	100,000	2,942,978
Fortum Oyj.	200,000	5,505,376
Metso Oyj.	210,000	11,123,363
Neste Oil Oyj. (1)	150,000	4,568,915
Nokian Renkaat Oyj.	202,900	4,009,077
Sampo Oyj.	200,000	5,455,849
Stockmann Oyj. Abp	55,060	2,579,872
Wartsila Oyj. Abp	216,500	12,398,840
		48,584,270
France (0.6%)
PagesJaunes Groupe SA	150,000	3,159,335

Germany (2.3%)
Altana AG	120,000	7,374,389
AWD Holding AG	99,255	4,333,715
		11,708,104
Great Britain (10.7%)
BAE Systems Plc.	500,000	4,103,796
Cairn Energy Plc. *	260,000	8,566,545
Drax Group Plc.	520,000	6,972,769
Henderson Group Plc.	1,643,152	4,430,874
Intercontinental Hotels Group Plc.	400,000	9,988,605
Kelda Group Plc.	200,000	3,666,156
N Brown Group Plc.	385,000	2,325,975
Rank Group Plc.	2,200,000	9,833,392
Smiths Group Plc.	250,000	5,233,506
		55,121,618
Greece (1.1%)
Aries Maritime Transport Ltd.	164,000	1,410,400
OPAP SA	110,000	4,106,093
		5,516,493
Ireland (2.0%)
C&C Group Plc.	350,000	5,154,774
Paddy Power Plc.	240,000	5,223,851
		10,378,625
Italy (3.5%)
Fiat S.p.A. *	100,000	2,056,696
Intesa Sanpaolo S.p.A.	1,400,000	10,555,882
Lottomatica S.p.A.	135,167	5,514,144
		18,126,722
Malta (1.0%)
Unibet Group Plc.	180,030	4,844,007

Netherlands (2.3%)
Beter Bed Holdings NV	123,800	3,727,312
Fugro NV	60,000	2,849,658
Imtech NV	81,970	5,443,299
		12,020,269
Norway (8.0%)
Aker Kvaerner ASA	90,000	10,167,862
Aker Yards ASA	86,000	6,835,624
Norske Skogindustrier ASA	510,000	9,378,230
ProSafe SE	595,000	9,306,037
Statoil ASA	200,000	5,336,325
		41,024,078
South Korea (0.7%)
Macquarie Korea Infrastructure Fund (1)	500,000	3,625,000

Sweden (19.0%)
AarhusKarlshamn AB	140,000	4,320,894
Atlas Copco AB	310,000	10,593,601
Boliden AB	400,000	9,295,031
D Carnegie & Co. AB	320,000	7,251,851
Hennes & Mauritz AB	85,000	4,598,594
HIQ International AB	399,400	2,269,987
Intrum Justitia AB	440,000	5,318,024
JM AB	414,600	11,125,677
Kungsleden AB	200,000	3,251,822
Munters AB	96,500	4,464,025
NCC AB	306,900	8,787,560
Skanska AB	350,000	7,264,441
SKF AB	370,000	7,293,578
Ssab Svenskt Stal AB	300,000	7,273,434
TeliaSonera AB	560,000	4,471,974
		97,580,493
Switzerland (3.6%)
Nobel Biocare Holding AG	15,500	5,131,769
SGS SA	4,200	4,606,441
UBS AG - Registered	142,000	8,883,207
		18,621,417
United States (24.7%)
BJ Services Co.	73,000	2,019,180
Cambrex Corp.	200,000	4,376,000
Computer Programs & Systems, Inc.	77,100	2,447,925
Diamond Offshore Drilling, Inc.	118,000	9,963,920
GateHouse Media, Inc.	464,300	8,812,414
Goldman Sachs Group, Inc.	16,500	3,500,640
Halliburton Co.	197,000	5,819,380
Healthcare Services Group	90,600	2,620,152
Hess Corp.	100,000	5,399,000
ITC Holdings Corp.	75,000	3,262,500
ITT Corp.	80,000	4,772,000
Macquarie Infrastructure Co. Trust	349,000	12,797,830
Meridian Bioscience, Inc.	50,000	1,482,500
Molson Coors Brewing Co.	70,000	5,656,000
Noble Corp.	101,650	7,618,667
Pharmaceutical Product Development, Inc.	100,000	3,450,000
PolyMedica Corp.	100,000	4,004,000
Regal Entertainment Group	225,000	5,062,500
Rowan Cos, Inc.	285,250	9,381,873
Scotts Miracle-Gro Co. - Class A	210,000	11,249,700
Teekay Offshore Partners LP	10,500	294,000
Textron, Inc.	44,000	4,099,480
Todco - Class A *	60,000	2,077,800
United Technologies Corp.	47,000	3,196,940
Wyeth	80,000	3,952,800
		127,317,201

TOTAL COMMON STOCKS (IDENTIFIED COST $456,972,462)		514,542,980

RIGHTS (0.0%)
Australia (0.0%)
Transfield Services Ltd. *(2) (3)	142,222	191,065

TOTAL RIGHTS (IDENTIFIED COST $0)		191,065

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $456,972,462)		514,734,045

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%) (3)		(115,471)

TOTAL NET ASSETS (100.0%)		$514,618,574

OUTSTANDING FORWARD CURRENCY CONTRACTS, OPEN

	Maturity	Units Per	Currency Value	Unrealized
CONTRACT DESCRIPTION	Date	Contract	in $USD	Gain/(Loss)
Contracts to Sell:
European Euro	1/24/2006	667,882 (EUR)	870,488	$(5,848)

*Non Income Producing Security

(1) GDR - Global Depository Receipt

(2) Fair valued security under procedures established by the Fund’s Board of Directors.

(3) Less than 0.05% of total assets

Income Tax Information:
Gross Appreciation (excess of value over tax cost)	63,555,000
Gross Depreciation (excess of tax cost over value)	(6,122,967)
Net unrealized Appreciation/(Depreciation)	57,432,034
Cost of investments for income tax purposes	457,302,011

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2007

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and has no operating history. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2007

By:	/s/ Sheldon Flamm
Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	March 29, 2007